Earnings Per Share (Details) - Schedule of Earnings Per Share - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Earnings Per Share [Abstract]
Net income for the year (in Brazil Real)	R$ 268,536	R$ 520,100	R$ 317,646
Weighted average number of common shares issued (thousands)	98,806	98,844	69,642
Effect from dilution – shares	550	513	1,774
Weighted average number of common shares issued adjusted by the dilution effect	99,356	99,357	71,416
Basic earnings per share (in Brazil Real per share)	R$ 2.7178	R$ 5.2618	R$ 4.5611
Diluted earnings per share (in Brazil Real per share)	R$ 2.7028	R$ 5.2347	R$ 4.4478